Consolidated Balance Sheets	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Current assets
Cash and cash equivalents	$ 11,472,498	$ 1,461,483	$ 6,128,406
Accounts receivable, net	7,702,983	981,284	10,101,705
Deferred IPO costs	7,001,696	891,947	3,065,247
Amount due from related parties			26,012
Other receivables, net	312,124	39,761	206,129
Prepaid expenses	53,667	6,837
Total current assets	26,542,968	3,381,312	19,527,499
Property and equipment, net	10,512	1,339
Long-term rental deposits	97,067	12,365	116,412
Right-of-use assets – operating lease	272,561	34,722	556,021
Deferred tax assets, net	81,798	10,420	64,472
Total non-current assets	461,938	58,846	736,905
Total assets	27,004,906	3,440,158	20,264,404
Current liabilities
Accrued expenses and other payables	297,485	37,897	162,906
Deferred revenue	270,239	34,426	248,809
Income tax payable	1,372,675	174,865	544,935
Operating lease obligation, current portion	272,561	34,722	283,460
Total current liabilities	2,212,960	281,910	1,240,110
Other liabilities
Operating lease obligation, net of current portion			272,561
Total other liabilities			272,561
Total liabilities	2,212,960	281,910	1,512,671
Commitment and contingencies
Shareholders’ equity
Ordinary shares, US$0.00052083 par value, authorized 96,000,000 shares as of March 31, 2023 and 2022; 19,200,000 shares issued and outstanding as of March 31, 2023 and 2022, respectively	78,498	10,000	78,498
Shares subscription receivable	(78,498)	(10,000)	(78,498)
Additional paid-in capital	9,000	1,147	9,000
Retained earnings	24,770,384	3,161,873	18,742,733
Accumulated other comprehensive income	12,562	(4,772)
Total shareholders’ equity	24,791,946	3,158,248	18,751,733
Total liabilities and shareholders’ equity	$ 27,004,906	$ 3,440,158	$ 20,264,404